Note 9 - Income Taxes (Details) - Income Tax Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal					$ 181	$ (72)
State					2	1
					183	(71)
Deferred:
Federal					(187)	205
State					0	0
			$ 18	$ (120)	(187)	205
Total income tax (benefit) expense	$ 54	$ (50)	$ 110	$ (119)	$ (4)	$ 134